Cover	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	CHINA SOUTHERN AIRLINES COMPANY LIMITED
Entity Central Index Key	0001041668
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Document Annual Report	true
Entity Address, Country	CN
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Title of 12(g) Security	Ordinary H Shares of par value RMB1.00 per share represented by American Depositary Shares
Entity Incorporation, State or Country Code	F4
ICFR Auditor Attestation Flag	true
Entity Address, Address Line One	68 QI XIN ROAD
Entity Address, City or Town	GUANGZHOU
Entity File Number	001-14660
Entity Address, Postal Zip Code	510403
Auditor Name	KPMG Huazhen LLP
Auditor Firm ID	1186
Auditor Location	Guangzhou, China
No Trading Symbol Flag	true
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	CN
Contact Personnel Name	Mr. Chen Weihua
Contact Personnel Email Address	ir@csair.com
Contact Personnel Fax Number	86 20 86659040
Entity Address, Address Line One	68 QI XIN ROAD
Entity Address, City or Town	GUANGZHOU
City Area Code	86 20
Local Phone Number	86112480
Entity Address, Postal Zip Code	510403
A Shares (par value RMB1.00 per share) [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	13,476,895,402
H Shares (par value RMB1.00 per share) [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	4,643,997,308